Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
PowerShares International Dividend Achievers Portfolio (Prospectus Summary): | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares International Dividend Achievers TM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 27 of the prospectus for the PowerShares International Dividend Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PID
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE ® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Dividend Achievers TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.40%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.11%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005	[1]

[1]	The Index Provider recalculated the average annual total returns for the International Dividend Achievers TM Index as of December 31, 2010. As a result, the returns for the International Dividend Achievers TM Index shown in the table above have been restated from 13.17% for the one-year period, 3.05% for the five-year period and 3.53% for the period since inception.